CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 14,077,831	¥ 94,289,395		¥ (25,866,828)	¥ (20,122,604)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liability	(26,051,481)	(174,485,575)		(35,365,792)	0
Amortization of offering cost of warrants				12,584,024	0
Provision for doubtful accounts	(98,365)	(658,823)		8,191,247	2,203,531
Restricted shares issued for management and employees	5,862,215	39,263,485		6,140,037	7,944,835
Loss (income) from investment in unconsolidated entity	(2,301)	(15,411)		266,707	(462,879)
Restricted shares issued for services	1,334,173	8,935,919		0	33,927
Interest expenses related to convertible notes				42,014,616	0
Net cash used in operating activities	(3,918,828)	(26,247,237)		(34,050,468)	(5,230,676)
Cash flows from investing activities:
Repayments from loans to third parties	25,596,021	171,435,032		5,150,377	11,239,623
Payments made for loans to third parties	(25,541,745)	(171,071,510)		(51,638,458)	(9,480,000)
Net cash used in investing activities	(49,073)	(328,684)		(46,538,654)	(2,108,363)
Cash flows from financing activities:
Proceeds from warrants issued with common stock				212,051,414	0
Proceeds from sale of ordinary shares, net of issuance costs				81,091,141	26,141,051
Proceeds from sale of prefunded warrants, net of issuance costs	13,933	93,321		30,276,569	0
Proceeds from share issuance for warrants exercised				21,130,035	0
Proceeds from issuance of convertible notes				42,014,616	0
Net cash provided by (used in) financing activities	(1,492,951)	(9,999,380)		394,026,823	33,238,421
Effect of exchange rate fluctuation on cash	1,534,121	10,275,148		224,365	(84,203)
Net increase (decrease) in cash	(3,926,731)	(26,300,153)		313,662,066	25,815,179
Cash at beginning of period		343,998,570
Cash at end of period	$ 47,300,000	¥ 317,000,000.0		343,998,570
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of Starry, net of issuance costs				27,675,450	0
Conversion of convertible notes to 9,225,338 shares of ordinary shares				42,435,669	0
Payable For Issuance Cost Of Common Stock				0	374,696
Share issuance for convertible notes redemption (in shares) | shares	9,225,338	9,225,338
RECON TECHNOLOGY, LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 14,271,539	¥ 95,586,795		(22,832,734)	(19,246,701)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liability	(26,051,481)	(174,485,575)		(35,365,792)
Amortization of offering cost of warrants				12,584,024
Provision for doubtful accounts	287,170	1,923,382		1,933,986
Restricted shares issued for management and employees	5,862,215	39,263,485		6,140,037	7,944,835
Restricted shares issued for services		8,935,919	$ 1,334,173			¥ 33,927
Income from investment in unconsolidated entity	(2,301)	(15,411)		15,411
Interest expenses related to convertible notes				42,014,616
Equity in earnings of subsidiaries and VIEs	2,711,652	18,161,892		27,106,484	8,626,694
Other current assets	(16,651)	(111,521)		(474,891)	(3,370,538)
Other current liabilities	(760,064)	(5,090,698)		4,776,846	5,583,322
Net cash used in operating activities	(2,363,748)	(15,831,732)		(6,116,629)	(428,461)
Cash flows from investing activities:
Repayments from loans to third parties	24,845,019	166,405,032		1,950,000
Payments made for loans to third parties	(20,513,170)	(137,391,510)		(50,288,458)
Due from intercompany, VIEs and VIEs' subsidiaries	(8,296,753)	(55,569,342)		(29,505,002)	(4,484,382)
Net cash used in investing activities	(3,964,904)	(26,555,820)		(77,843,460)	(4,484,382)
Cash flows from financing activities:
Proceeds from warrants issued with common stock				212,051,414
Proceeds from sale of ordinary shares, net of issuance costs				81,091,141	26,141,051
Proceeds from sale of prefunded warrants, net of issuance costs	13,933	93,321		30,276,569
Proceeds from share issuance for warrants exercised				21,130,035
Proceeds from issuance of convertible notes				42,014,616
Net cash provided by (used in) financing activities	13,933	93,321		386,563,775	26,141,051
Effect of exchange rate fluctuation on cash	2,092,708	14,016,375		274,149	(97,823)
Net increase (decrease) in cash	(4,222,011)	(28,277,856)		302,877,835	21,130,385
Cash at beginning of period	48,541,402	325,116,815		22,238,980	1,108,595
Cash at end of period	44,319,391	296,838,959	$ 48,541,402	325,116,815	22,238,980
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of Starry, net of issuance costs				27,675,450
Cancellation of ordinary shares issued to Starry	$ (4,132,069)	¥ (27,675,450)
Conversion of convertible notes to 9,225,338 shares of ordinary shares				¥ 42,435,669
Payable For Issuance Cost Of Common Stock					¥ 374,696
Share issuance for convertible notes redemption (in shares) | shares			9,225,338	9,225,338